INVESTMENT IN ACQUISITION	15 Months Ended
Aug. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
INVESTMENT IN ACQUISITION

NOTE 9 – INVESTMENT IN ACQUISITION

On September 20, 2022, the Company entered into an agreement to acquire 25% of the outstanding shares of SIMPLY WHIM, INC., a Wyoming corporation (“SIMPLY WHIM”), in exchange for 666,666,668 shares of common stock of the Company and a promissory note in the face amount of $2,000,000. SIMPLY WHIM is a skin care product development company. At the date of the acquisition, the price per share of the company shares was $0.0063. The total consideration paid by the company (value of stock issued and promissory note) was $6,200,000 which has been recorded as Investment in Acquisition on the balance sheet. The Company determined that the Simply Whim investment should be accounted for under the cost method because the Company does not have the ability to exercise significant influence over operating and financial policies of the investee given there is no representation on the board of directors, participation in policy-making processes, no interchange of managerial personnel, and the majority ownership of the investee is a nonpublic company held by one individual. The Company is currently evaluating the fair value of the investment under the current effective ASU 2016-01 accounting standard.